Insurance services	12 Months Ended
Mar. 31, 2025
Separate Accounts Disclosure [Abstract]
Insurance services
2
1
. Insurance services:
Separate accounts assets and liabilities:
Separate account assets consist of investment accounts established and maintained by the Bank. The investment objectives of these assets are directed by the contract holder. An equivalent amount is reported as separate account liabilities. These accounts are reported separately from the general account assets and liabilities.
The following information about the separate account liabilities includes disaggregated rollforwards. The products grouped within these rollforwards were selected based upon common characteristics and valuations using similar inputs, judgments, assumptions and methodologies within a particular line of business. The separate account liabilities are primarily comprised of the following Unit-Linked Life, Unit-Linked Pension and Group Linked contracts.
The balances of and changes in separate account liabilities for the fiscal years ended March 31, 2024 and March 31, 2025 are as follows:

	As of March 31, 2024
Particulars	Unit-Linked Life		Unit-Linked Pension		Group Linked		Total
	(In millions)
Balance, July 1, 2023	Rs.	709,215.4	Rs.	55,986.3	Rs.	92,327.0	Rs.	857,528.7
Premiums and deposits		97,196.3		3,556.3		16,103.6		116,856.2
Policy Charges		(12,754.4)		(594.4)		(762.9)		(14,111.7)
Surrenders and withdrawals		(104,102.3)		(8,432.7)		(6,882.6)		(119,417.6)
Benefit Payments		(37,926.8)		(2,504.9)		—		(40,431.7)
Investment Performance		141,987.6		7,709.9		8,454.5		158,152.0
Other Charges		(2,904.3)		(124.2)		(131.1)		(3,159.6)

Balance, March 31, 2024	Rs.	790,711.5	Rs.	55,596.3	Rs.	109,108.5	Rs.	955,416.3

	As of March 31, 2025
Particulars	Unit-Linked Life		Unit-Linked Pension		Group Linked		Total		Total
	(In millions)
Balance, April 1, 202 4	Rs.	790,711.5	Rs.	55,596.3	Rs.	109,108.5	Rs.	955,416.3	US$	11,183.7
Premiums and deposits		144,941.9		7,515.3		38,092.2		190,549.4		2,230.4
Policy Charges		(18,978.4)		(789.3)		(1,289.6)		(21,057.3)		(246.5)
Surrenders and withdrawals		(93,686.8)		(7,853.0)		(16,508.7)		(118,048.5)		(1,381.8)
Benefit Payments		(68,275.4)		(4,180.8)		—		(72,456.2)		(848.1)
Investment Performance		71,320.8		4,643.4		10,821.3		86,785.5		1,015.8
Other Charges		(4,473.8)		(193.9)		(240.1)		(4,907.8)		(57.4)

Balance, March 31, 2025	Rs.	821,559.8	Rs.	54,738.0	Rs.	139,983.6	Rs.	1,016,281.4	US$	11,896.1

The Bank’s aggregate fair value of assets, by major investment asset category, supporting separate accounts liabilities as of March 31, 2024 and March 31, 2025 are as follows:

	As of March 31, 2024
Particulars	Unit-Linked Life		Unit-Linked Pension		Group Linked		Total
	(In millions)
Government of India securities	Rs.	39,549.7	Rs.	7,114.1	Rs.	46,433.5	Rs.	93,097.3
Other corporate/financial institution securities		74,622.2		8,253.7		34,739.2		117,615.1

Total debt securities		114,171.9		15,367.8		81,172.7		210,712.4
Other securities (including mutual fund units)		671,814.6		39,955.9		25,036.5		736,807.0
Other net current assets		4,725.0		272.6		2,899.3		7,896.9

Total	Rs.	790,711.5	Rs.	55,596.3	Rs.	109,108.5	Rs.	955,416.3

	As of March 31, 2025
Particulars	Unit-Linked Life		Unit-Linked Pension		Group Linked		Total		Total
	(In millions)
Government of India securities	Rs.	30,908.6	Rs.	5,813.3	Rs.	60,989.7	Rs.	97,711.6	US$	1,143.8
Other corporate/financial institution securities		88,265.9		8,133.3		44,030.8		140,430.0		1,643.8

Total debt securities		119,174.5		13,946.6		105,020.5		238,141.6		2,787.6
Other securities (including mutual fund units)		697,104.6		40,158.2		29,029.6		766,292.4		8,969.8
Other net current assets		5,280.7		633.2		5,933.5		11,847.4		138.7

Total	Rs.	821,559.8	Rs.	54,738.0	Rs.	139,983.6	Rs.	1,016,281.4	US$	11,896.1

Liabilities on policies in force
The Bank’s Liabilities on policies in force on the consolidated balance sheets as of March 31, 2024 and March 31, 2025 are as follows:

	As of,
Description	March 31, 2024		March 31, 2025		March 31, 2025
	(In millions)
Liability for Future Policy Benefits	Rs.	1,671,384.1	Rs.	2,087,603.8	US$	24,436.3
Policyholder Account Balances		85,430.1		81,652.8		955.8
Other Policy Liabilities		7,164.9		11,707.7		137.1

Total	Rs.	1,763,979.1	Rs.	2,180,964.3	US$	25,529.2

Liability for future policy benefits
The Bank’s liability for future policy benefits on the consolidated balance sheets as of March 31, 2024 and March 31, 2025 are as follows:

	As of,
Description	March 31, 2024		March 31, 2025		March 31, 2025
	(In millions)
Non Par Protection	Rs.	166,649.2	Rs.	197,562.8	US$	2,312.5
Non Par Riders		207.0		89.7		1.0
Non Par Savings		551,186.3		740,769.5		8,671.1
Non Par Pension		17,609.5		17,986.6		210.5
Individual Annuity		255,858.7		319,760.4		3,743.0
Individual health		410.4		275.4		3.2
Par life		561,076.4		654,173.3		7,657.4
Par Pension		16,294.1		15,878.0		185.9
Group Non Par Life		102,092.5		141,108.1		1,651.7

Total	Rs.	1,671,384.1	Rs.	2,087,603.8	US$	24,436.3

The following information about the liability for future policy benefits includes disaggregated rollforwards of expected future net premiums and expected future benefits. The products grouped within these rollforwards were selected based upon common characteristics and valuations using similar inputs, judgments, assumptions and methodologies within a particular line of business. All amounts presented in the rollforwards and accompanying financial information do not include a reduction for amounts ceded to reinsurers, except with respect to ending net liability for future policy benefits balances where applicable.

	Year Ended March 31, 202 4
	Non Par Protection	Non Par Riders	Non Par Savings	Non Par Pension	Individual Annuity	Individual Health	Par Life	Par Pension	Group Non Par Life	Total
	(Rs. In million, other than weighted average)
Present value of Expected Net Premium
Balance at July 01, 2023 at current discount rate at b a lance sheet date	40,899.8	429.3	251,372.4	97.1	2,472.3	791.6	44.0	—	—	296,106.5
Balance at July 01, 2023 at original discount rate	40,899.8	429.3	251,372.4	97.1	2,472.3	791.6	44.0	—	—	296,106.5
Effect of changes in cash flow assumptions	4,429.1	—	(42.8)	0.3	6.4	—	619.0	—	—	5,012.0
Effect of actuarial variances from expected experience	(1,277.3)	15.6	2,649.0	0.8	395.8	43.6	2,640.7	(0.7)	9,298.2	13,765.7
Adjusted Balance	44,051.6	444.9	253,978.6	98.2	2,874.5	835.2	3,303.7	(0.7)	9,298.2	314,884.2
Issuances	18,075.3	891.5	93,550.6	1,918.4	36,417.8	33.8	27,308.5	2,081.3	16,873.7	197,150.9
Interest accrual	3,343.2	69.4	17,926.3	98.4	1,272.8	44.5	1,539.5	102.3	436.2	24,832.6
Net premium collected	(7,081.9)	(256.7)	(72,133.2)	(537.5)	(32,412.7)	(171.1)	(6,418.9)	(562.6)	(26,601.3)	(146,175.9)
Balance at March 31, 2024 at original discount rate	58,388.2	1,149.1	293,322.3	1,577.5	8,152.4	742.4	25,732.8	1,620.3	6.8	390,691.8
Effect of changes in discount rate assumptions	174.0	(2.6)	(1,182.0)	(6.3)	4.3	(1.8)	(97.2)	(7.0)	0.1	(1,118.5)
Balance at March 31, 2024 at current discount rate at balance sheet date	58,562.2	1,146.5	292,140.3	1,571.2	8,156.7	740.6	25,635.6	1,613.3	6.9	389,573.3
Present value of Expected Future Policy Benefits
Balance at July 01, 202 3 at current discount rate at balance sheet date	180,285.0	413.9	658,883.0	13,185.7	212,888.9	1,088.2	504,494.2	16,744.8	66,264.0	1,654,247.7
Balance at July 01, 202 3 at original discount rate	180,285.0	413.9	658,883.0	13,185.7	212,888.9	1,088.2	504,494.2	16,744.8	66,264.0	1,654,247.7
Effect of changes in cash flow assumptions	7,429.2	—	3,429.0	35.1	75.7	—	(1,377.7)	326.1	1,498.4	11,415.8
Effect of actuarial variances from expected experience	(1,526.0)	15.9	2,653.6	(187.0)	(136.9)	43.7	2,250.6	539.3	7,379.6	11,032.8
Adjusted Balance	186,188.2	429.8	664,965.6	13,033.8	212,827.7	1,131.9	505,367.1	17,610.2	75,142.0	1,676,696.3
Issuances	18,051.0	882.1	93,520.0	1,918.4	36,417.8	33.8	27,264.0	2,080.8	16,873.7	197,041.6
Interest accrual	11,529.5	73.3	43,134.7	798.0	14,141.1	63.1	29,361.4	1,063.9	4,700.4	104,865.4
Benefits Payments	(5,294.9)	(81.5)	(8,918.6)	(2,530.3)	(12,654.0)	(137.5)	(45,730.7)	(2,959.8)	(20,373.2)	(98,680.5)
Balance at March 31, 2024 at original discount rate	210,473.8	1,303.7	792,701.7	13,219.9	250,732.6	1,091.3	516,261.8	17,795.1	76,342.9	1,879,922.8
Effect of changes in discount rate assumptions	6,215.7	4.7	17,990.2	(28.9)	6,399.5	0.1	3,658.3	(37.5)	(188.4)	34,013.7
Balance at March 31, 2024 at current discount rate at balance sheet date	216,689.5	1,308.4	810,691.9	13,191.0	257,132.1	1,091.4	519,920.1	17,757.6	76,154.5	1,913,936.5
Present value of expected claims expenses	242.0	26.8	142.2	2.8	32.9	0.1	547.5	4.3	—	998.6
Net liability for future policy benefits	158,369.3	188.7	518,693.8	11,622.6	249,008.3	350.9	494,832.0	16,148.6	76,147.6	1,525,361.8
Deferred Profit Liability	6,568.5	18.3	29,891.5	175.2	6,543.2	—	63,225.0	95.9	6,602.0	113,119.6
Other global reserves	1,711.4	—	2,601.0	5,811.7	307.2	59.5	3,019.4	49.6	19,342.9	32,902.7
Total liability for future policy benefits and DPL for March 31, 2024	166,649.2	207.0	551,186.3	17,609.5	255,858.7	410.4	561,076.4	16,294.1	102,092.5	1,671,384.1
Less: Reinsurance recoverables	83,420.6	28.0	(17.4)	—	—	125.2	18,249.9	—	3,786.3	105,592.6
Net liability for future policy benefits, net of reinsurance	83,228.6	179.0	551,203.7	17,609.5	255,858.7	285.2	542,826.5	16,294.1	98,306.2	1,565,791.5
Undiscounted- Expected future benefit payments	1,120,561.7	2,580.3	2,875,101.5	19,433.2	864,912.6	1,758.2	1,302,045.2	25,927.9	96,029.6	6,308,350.2
Discounted- Expected future benefit payments (at current discount rate at balance sheet date)	216,689.5	1,308.4	810,691.9	13,191.0	257,132.1	1,091.4	519,920.1	17,757.6	76,154.5	1,913,936.5
Undiscounted-Expected future gross premiums	296,828.1	3,359.9	611,779.3	3,502.2	21,253.0	1,769.6	507,662.9	7,523.1	220.7	1,453,898.8
Discounted-Expected future gross premiums	172,175.3	2,461.1	489,752.0	2,869.1	18,427.5	1,289.9	409,535.4	6,057.0	124.3	1,102,691.6
Weighted-average duration of the liability (in years)	13.50	10.57	10.39	4.25	10.30	5.96	8.39	4.06	3.23
Weighted-average interest accretion (original locked-in) rate	7.69%	7.69%	7.69%	7.69%	7.69%	7.69%	7.69%	7.69%	7.69%
Weighted-average current discount rate at balance sheet date	7.40%	7.40%	7.42%	7.66%	7.42%	7.50%	7.48%	7.66%	7.68%

	Year Ended March 31, 2025
	Non Par Protection	Non Par Riders	Non Par Savings	Non Par Pension	Individual Annuity	Individual Health	Par Life	Par Pension	Group Non Par Life	Total	Total
	(Rs. In million, other than weighted average)										(US$ in million)
Present value of Expected Net Premium
Balance at April 01, 2024, at current discount rate at balance sheet date	58,562.2	1,146.5	292,140.3	1,571.2	8,156.7	740.6	25,635.6	1,613.3	6.9	389,573.3	4,560.1
Balance at April 01, 2024, at original discount rate	58,388.2	1,149.1	293,322.3	1,577.5	8,152.4	742.4	25,732.8	1,620.3	6.8	390,691.8	4,573.2
Effect of changes in cash flow assumptions	11,055.5	—	(7,969.2)	(48.7)	(100.7)	—	(6,439.3)	1,103.9	15.7	(2,382.8)	(27.9)
Effect of actuarial variances from expected experience	(2,165.2)	(307.1)	2,724.7	108.9	(508.6)	(331.1)	1,137.5	145.3	(4,556.3)	(3,751.9)	(43.9)
Adjusted Balance	67,278.5	842.0	288,077.8	1,637.7	7,543.1	411.3	20,431.0	2,869.5	(4,533.8)	384,557.1	4,501.4
Issuances	30,918.5	1,126.3	141,305.7	1,952.9	48,569.1	29.3	29,265.9	2,824.1	32,774.8	288,766.6	3,380.2
Interest accrual	6,994.8	137.7	29,187.9	247.7	2,602.7	29.0	3,450.6	376.8	956.8	43,984.0	514.9
Net premium collected	(13,669.6)	(427.8)	(103,906.6)	(884.6)	(44,659.6)	(112.2)	(11,255.6)	(1,645.4)	(30,971.1)	(207,532.5)	(2,429.3)
Balance at March 31, 2025 at original discount rate	91,522.2	1,678.2	354,664.8	2,953.7	14,055.3	357.4	41,891.9	4,425.0	(1,773.3)	509,775.2	5,967.2
Effect of changes in discount rate assumptions	1,993.5	17.0	2,272.7	19.6	73.4	3.9	344.1	22.1	(40.5)	4,705.8	55.1
Balance at March 31, 2025 at current discount rate at balance sheet date	93,515.7	1,695.2	356,937.5	2,973.3	14,128.7	361.3	42,236.0	4,447.1	(1,813.8)	514,481.0	6,022.3
Present value of Expected Future Policy Benefits
Balance at April 01, 2024, at current discount rate at balance sheet date	216,689.5	1,308.4	810,691.9	13,191.0	257,132.1	1,091.4	519,920.1	17,757.6	76,154.5	1,913,936.5	22,403.6
Balance at April 01, 2024, at original discount rate	210,473.8	1,303.7	792,701.7	13,219.9	250,732.6	1,091.3	516,261.8	17,795.1	76,342.9	1,879,922.8	22,005.4
Effect of changes in cash flow assumptions	9,381.8	—	(8,475.8)	79.3	224.4	—	(5,378.3)	525.1	688.2	(2,955.3)	(34.6)
Effect of actuarial variances from expected experience	(2,309.1)	(372.2)	3,149.9	110.8	(1,014.0)	(411.6)	1,701.0	201.6	(6,432.7)	(5,376.3)	(62.9)
Adjusted Balance	217,546.5	931.5	787,375.8	13,410.0	249,943.0	679.7	512,584.5	18,521.8	70,598.4	1,871,591.2	21,907.9
Issuances	30,874.5	1,111.9	141,235.0	1,952.4	48,565.1	29.2	29,209.7	2,823.3	32,774.7	288,575.8	3,377.9
Interest accrual	18,482.6	150.4	69,530.5	1,098.8	22,540.7	47.2	39,452.0	1,517.1	6,812.5	159,631.8	1,868.6
Benefits Payments	(8,552.7)	(229.2)	(24,293.2)	(1,973.8)	(19,822.6)	(181.9)	(42,483.7)	(3,337.9)	(30,408.5)	(131,283.5)	(1,536.7)
Balance at March 31, 2025 at original discount rate	258,350.9	1,964.6	973,848.1	14,487.4	301,226.2	574.2	538,762.5	19,524.3	79,777.1	2,188,515.3	25,617.6
Effect of changes in discount rate assumptions	15,775.0	41.9	54,366.2	233.2	14,370.5	10.8	16,604.5	277.0	638.9	102,318.0	1,197.7
Balance at March 31, 2025 at current discount rate at balance sheet date	274,125.9	2,006.5	1,028,214.3	14,720.6	315,596.7	585.0	555,367.0	19,801.3	80,416.0	2,290,833.3	26,815.3
Present value of expected claims expenses	324.4	43.0	224.8	2.9	37.7	0.1	647.3	4.7	—	1,284.9	15.0
Net liability for future policy benefits	180,934.6	354.3	671,501.6	11,750.2	301,505.7	223.8	513,778.3	15,358.9	82,229.8	1,777,637.2	20,808.0
Deferred Profit Liability	14,053.0	59.0	66,070.8	394.3	16,012.0	0.2	136,074.4	388.8	39,561.5	272,614.0	3,191.1
Other global reserves	2,575.2	(323.6)	3,197.1	5,842.1	2,242.7	51.4	4,320.6	130.3	19,316.8	37,352.6	437.2
Total liability for future policy benefits and DPL for March 31, 2025	197,562.8	89.7	740,769.5	17,986.6	319,760.4	275.4	654,173.3	15,878.0	141,108.1	2,087,603.8	24,436.3
Less: Reinsurance recoverables	84,794.7	(69.9)	38.1	—	—	(20.0)	14,114.1	—	5,342.1	104,199.1	1,219.7
Net liability for future policy benefits, net of reinsurance	112,768.1	159.6	740,731.4	17,986.6	319,760.4	295.4	640,059.2	15,878.0	135,766.0	1,983,404.7	23,216.6
Undiscounted- Expected future benefit payments	1,357,592.1	3,683.8	3,307,089.8	22,662.1	899,460.7	908.7	1,375,202.6	28,880.6	101,483.5	7,096,963.9	83,073.4
Discounted- Expected future benefit payments (at current discount rate at balance sheet date)	274,125.9	2,006.5	1,028,214.3	14,720.6	315,596.7	585.0	555,367.0	19,801.3	80,416.0	2,290,833.3	26,815.3
Undiscounted-Expected future gross premiums	350,474.6	6,702.3	696,236.3	5,904.9	27,679.8	1,639.8	487,422.0	9,472.3	220.6	1,585,752.6	18,562.0
Discounted-Expected future gross premiums	205,841.6	5,043.1	564,231.6	4,830.4	24,273.8	1,214.1	398,173.3	7,912.5	125.6	1,211,646.0	14,182.9
Weighted-average duration of the liability (in years)	13.60	9.70	10.10	5.10	9.50	5.80	8.80	4.40	3.50	9.18
Weighted-average interest accretion (original locked-in) rate	7.7%	7.8%	7.7%	7.7%	7.7%	7.7%	7.7%	7.7%	7.8%	7.7%
Weighted-average current discount rate at balance sheet date	7.0%	7.1%	7.1%	7.1%	7.0%	7.0%	7.0%	7.2%	7.3%	7.0%

The principal inputs used in the establishment of the LFPB for the Traditional and Limited-Payment products include premiums, guaranteed benefits, claim-related expense projected on the best estimate assumptions basis. The cash flows are discounted using upper-medium grade discount rate at the balance sheet date. The best estimate assumptions include mortality, persistency, morbidity and expenses.
For each of the period ended March 31, 2024 and March 31, 2025, the net effect of changes in cash flow assumptions was primarily driven by updates in best estimate assumptions.
For the period ended March 31, 2024 and March 31, 2025, the net effect of actual variances from expected experience was primarily driven by difference between actual cash flows for premiums and benefits and those assumed in the calculation of LFPB.
The Bank’s gross premiums and interest accretion recognised in the consolidated statements of income and comprehensive income (loss) for Traditional and Limited-Payment contracts, as of March 31, 2024 and March 31, 2025 are as follows:

	As of March 31, 2024
Traditional and Limited-Payment Contracts:	Gross premiums		Interest accretion
	(in millions)
Non Par Protection	Rs.	120,828.1	Rs.	8,357.9
Non Par Riders		—		4.4

Non Par Savings		23,560.0		25,621.0

Non Par Pension		1,020.9		704.0
Individual Annuity		39,984.9		12,926.3
Individual health		419.0		17.6
Par life		111,036.4		29,795.5
Par Pension		1,846.5		962.1
Group Non Par Life		71,156.2		4,371.4

Total	Rs.	369,852.0	Rs.	82,760.2

	As of March 31, 2025
Traditional and Limited-Payment Contracts:	Gross premiums		Interest accretion
	(in millions)
Non Par Protection	Rs.	34,038.8	Rs.	6,225.7
Non Par Riders		185.9		18.5

Non Par Savings		167,044.3		43,233.8

Non Par Pension		2,270.0		870.2
Individual Annuity		53,613.4		20,632.5
Individual health		470.1		15.2
Par life		137,161.4		42,018.3
Par Pension		3,009.7		1,149.7
Group Non Par Life		85,169.7		7,329.9

Total	Rs.	482,963.3	Rs.	121,493.8

Total	US$	5,653.3	US$	1,422.1

Policyholder Account Balances
The Bank establishes liabilities for policyholder account balances (PAB) which are generally equal to the account value, and which includes accrued interest credited, but excludes the impact of any applicable charge that may be incurred upon surrender.
The Bank’s policyholder account balances on the consolidated balance sheets as of March 31, 2024 and March 31, 2025 are as follows:

	As of,
Description	March 31, 2024		March 31, 2025		March 31, 2025
	(In millions)
Group traditional life	Rs.	23,718.6	Rs.	26,771.0	US$	313.5
Group traditional pension		8,824.2		12,824.8		150.1
Group variable life		22,764.1		20,051.5		234.7
Group variable pension		19,200.9		13,296.2		155.6
Individual VIP pension		9,613.9		7,543.8		88.3
Statutory reserves		1,308.4		1,165.5		13.6

Total	Rs.	85,430.1	Rs.	81,652.8	US$	955.8

Unearned Revenue Reserve
URR is calculated for all long duration universal-life type or investment contracts, including single premium contracts. Amortization of URR is recorded in Premium and other operating income from insurance business. URR for universal-life type or investment contracts, including single premium contracts are generally deferred and amortized into income using the same assumptions and factors used to amortize DAC (i.e., on a constant level basis). Changes in future assumptions are applied by adjusting the amortization rate prospectively. The Company has elected to implicitly account for actual experience, whether favorable or unfavorable, in its amortization of URR (i.e., Premium and other operating income from insurance business) each period.
The following table presents a roll forward of URR:

	As of March 31, 202 4
Particulars	Unit-Linked Life		Unit-Linked Pension		Total
	(In millions)
Balance, beginning of the year	Rs.	—	Rs.	—	Rs.	—
Capitalizations		991.8		44.7		1,036.5
Amortization		(37.9)		(1.0)		(38.9)
Experience Adjustment		(8.7)		(0.1)		(8.8)

Balance, end of the year		945.2		43.6		988.8

	As of March 31, 2025
Particulars	Unit-Linked Life		Unit-Linked Pension		Total		Total
	(In millions)
Balance, beginning of the year	Rs.	945.2	Rs.	43.6	Rs.	988.8	US$	11.6
Capitalizations		2,772.3		121.6		2,893.9		33.9
Amortization		(303.5)		(12.5)		(316.0)		(3.7)
Experience Adjustment		(132.2)		(6.4)		(138.6)		(1.7)

Balance, end of the year		3,281.8		146.3		3,428.1		40.1

Reinsurance
The Bank has primarily two types of reinsurance treaties, auto and facultative reinsurance. The primary reason is to diversify the pool of risk covered by the insurance company, and to limit the liability along with ensuring solvency of the Bank. We remain liable to our policyholders regardless of whether our reinsurers meet their obligations under the reinsurance contracts, and as such, we regularly evaluate the financial condition of our reinsurers and monitor concentration of our credit risk.

The effect of all reinsurance agreements on the consolidated statements of financial income as of March 31, 2024 and March 31, 2025 are as follows:

	As of,
Description	March 31, 2024		March 31, 2025		March 31, 2025
	(In millions)
Direct	Rs.	1,763,024.4	Rs.	2,179,868.1	US$	25,516.4
Assumed		954.7		1,096.2		12.8
Total liabilities on policies in force		1,763,979.1		2,180,964.3		25,529.2
Ceded (*)		105,661.6		104,321.2		1,221.1

Net liabilities on policies in force	Rs.	1,658,317.5	Rs.	2,076,643.1	US$	24,308.1

(*)	Reinsurance asset reported within other asset
The effects of reinsurance on the consolidated statements of income are as follows:

	As of March 31,
	2024		2025		2025
Premium and other operating income from insurance business:	(In millions)
Direct	Rs.	389,925.5	Rs.	510,646.9	US$	5,977.4
Assumed		1,588.5		2,581.4		30.2
Ceded		(9,634.5)		(14,963.1)		(175.2)

Total	Rs.	381,879.5	Rs.	498,265.2	US$	5,832.4

	As of March 31,
Claims and benefits paid pertaining to insurance business:	2024	2025	2025
	(In millions)
Direct	Rs. 383,194.5	Rs. 537,887.7	US$	6,296.3
Assumed	1,029.4	1,558.9		18.2
Ceded	(2,258.1)	(6,579.5)		(77.0)

Total	Rs. 381,965.8	Rs. 532,867.1	US$	6,237.5

Deferred policy acquisition costs:

Information regarding total DAC by Line of business as of March 31, 2024 and March 31, 2025 are as follows:

	Year Ended March 31, 2024
	Non Par Protection	Non Par Savings	Non Par Pension	Individual Annuity	Par Life	Par Pension	UL Life	UL Pension	Group Non par Life	Total
	(Rs. in million)
Balance at July 1, 2023	—	—	—	—	—	—	—	—	—	—
Capitalizations	4,808.8	16,176.8	236.5	1,818.0	13,035.1	162.0	12,940.6	207.2	15,005.0	64,390.0
Amortization	(62.0)	(277.3)	(10.6)	(19.9)	(253.0)	(9.6)	(608.8)	(6.1)	(1,724.0)	(2,971.3)
Experience Adjustment	(29.5)	(13.5)	—	—	—	—	(112.8)	(0.5)	(730.5)	(886.8)

Balance at March 31, 2024	4,717.3	15,886.0	225.9	1,798.1	12,782.1	152.4	12,219.0	200.6	12,550.5	60,531.9

	Year Ended March 31, 2025
	Non Par Protection	Non Par Savings	Non Par Pension	Individual Annuity	Par Health	Par Life	Par Pension	UL Life	UL Pension	Group Non par Life	Total	Total
	(Rs. in million)											(US$. in million)
Balance at March 31, 2024	4,717.3	15,886.0	225.9	1,798.1	—	12,782.1	152.4	12,219.0	200.6	12,550.5	60,531.9	708.6
Capitalizations	5,956.9	34,826.9	218.9	2,828.1	0.1	20,087.6	390.7	21,425.5	1,483.8	17,584.5	104,803.0	1,226.8
Amortization	(259.1)	(1,911.8)	(40.0)	(106.9)	—	(1,088.1)	(49.2)	(3,229.4)	(110.9)	(6,667.6)	(13,463.0)	(157.6)
Experience Adjustment	(228.5)	(885.4)	(2.3)	(2.6)	—	(754.7)	(6.5)	(1,183.2)	(41.8)	(591.3)	(3,696.3)	(43.3)

Balance at March 31, 2025	10,186.6	47,915.7	402.5	4,516.7	0.1	31,026.9	487.4	29,231.9	1,531.7	22,876.1	148,175.6	1,734.5

Value of Business Acquired (VOBA)
VOBA, an intangible asset, has been valued as the difference between the estimated Fair Value of liabilities (“FVL”) and the carrying value of those same insurance contract liabilities. The FVL for the acquired business is derived as the sum of the best estimate of liabilities (“BEL”) and the risk margin (“RM”) calculated using the same best estimate assumptions as those used in deriving the Bank’s Indian embedded value (“IEV”) as at June 30, 2023. The carrying value of those same insurance contract liabilities is derived as the LFPB plus other liability items (reserves for unmodelled products, sales inducement liability, time value of options and guarantees, and additional reserves) less reinsurance recoverable. The LFPB is determined using actuarial methodologies as the present value of expected future policy benefits to be paid to or on behalf of policyholders and certain related expenses less the present value of expected future net premiums receivable under the Bank’s insurance contracts. Future policy benefits including bonuses paid to participating policyholders are calculated using actuarial assumptions and estimates such as mortality, morbidity, persistency and discount rates. Cash flow assumptions (mortality, morbidity and persistency) are established at the policy inception and are evaluated annually to determine if an update is needed. Discount rates used to calculate net premiums are locked in at the policy inception and represent the basis to recognize interest expense in the consolidated statement of income. Discount rates used to measure the carrying value of the LFPB in the consolidated balance sheets are updated at each reporting period, and the difference between the liability balances calculated using the locked-in
discount rates and the updated discount rates is recognized in accumulated other comprehensive income / (loss). The Bank applies significant judgment in determining these assumptions and estimates.
Information regarding movement of total VOBA contracts from July 1, 2023 (acquisition date) to March 31, 2024 are as follows:

	As of March 31, 2024
	(In millions)
Balance at July 1 2023	Rs.	221,738.5
Amortization		(16,707.7)
Experience Adjustment		(635.1)

Balance at March 31 2024	Rs.	204,395.7

Information regarding movement of total VOBA contracts for the year ended March 31, 2025 are as follows:

	As of March 31, 2025
	(In millions)
Balance, April 1, 2024	Rs.	204,395.7	US$	2,392.6
Amortization		(16,669.1)		(195.1)
Experience Adjustment		(3,447.2)		(40.4)

Balance, March 31, 2025	Rs.	184,279.4	US$	2,157.1

VOBA would be amortized on a constant level basis that approximates straight line amortization using the following amortization basis. This is the same as the basis of amortization used for DAC.

i)
Traditional life insurance contracts and traditional life insurance limited payment contracts (other than annuity products)—Sum assured in force, as it would provide a reasonable, stable, approximation to a straight-line amortization and is reflection of insurance in force.

ii)	Annuity products—Number of policies in force, as it would ensure straight line amortization.

iii)	Universal life type contracts—Number of policies in force, as it would ensure straight line amortization.
Information regarding the estimated future amortization of VOBA intangibles over the next five years is as follows:

	As of March 31, 2025
Year	(In millions)
2026	Rs.	14,566.4	US$	170.5
2027		12,862.3		150.6
2028		11,031.8		129.1
2029		9,383.1		109.8
2030		8,421.0		98.6
The Bank amortizes DAC and VOBA on a ‘constant-level basis’ that approximates straight-line amortization on an individual contract basis sum assured for traditional products and number of policies in-force
for universal life type, investment products and annuity products. The amortization amount is calculated using the same cohorts as the corresponding liabilities on a half-yearly basis, using an amortization rate that includes current period reporting experience and end of period persistency and longevity assumptions that are consistent with those used to measure the corresponding liabilities.